Other Long-term Assets	12 Months Ended
Dec. 31, 2018
Other Long-term Assets
Other Long-term Assets

9.Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2017	2018
	RMB
Copyrights, licenses and domain names	820,362	2,464,971
Staff housing loans	107,203	98,244
Non-current deposits	93,147	109,805
Others	91,867	287,656
	1,112,579	2,960,676

Balances of copyrights and licenses represents prepaid minimum royalties for exploitation of related intellectual properties, which was amortized over the term of the respective licensing agreements or estimated amortization periods.

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 1.5% to 3.25% per annum for the years ended December 31, 2017 and 2018, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2017 and 2018 amounted to approximately RMB48.5 million and RMB43.1 million, respectively, and are reported under prepayments and other current assets in the consolidated balance sheets (see Note 4).